Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Raw materials and consumables used	$ 27,363	$ 24,009	$ 20,928